Total
Tarkio Fund
Investment Objective
The Tarkio Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tarkio Fund Tarkio Fund
Management Fees	0.75%
Distribution Fees/Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.00%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Tarkio Fund | Tarkio Fund | USD ($)	102	318	552	1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year end, the Fund’s portfolio turnover rate was 12.32% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The guiding principle of the Tarkio Fund is the belief that a long-term investor in common stock is a partner with the business in which they invest. Front Street Capital Management, Inc. (the “Adviser”) pursues long-term capital appreciation for its shareholders by employing a disciplined bottom up, fundamental approach to identify equity investments that satisfy its quality and valuation standards. The Fund is non-diversified, which means it has the ability to take larger positions in a smaller number of companies.

Quality companies are defined by the Adviser as enterprises run by a management team focused on creating long-term value in the business. The Adviser’s qualitative review of a company focuses on company culture, and also includes an analysis of corporate integrity, capital allocation (historically, and on an ongoing basis), and long-term focus of management. As part of this review process, the Adviser will review publicly available information documenting management actions (with regard to integrity) and capital allocation (investing) decisions. The Adviser looks for companies that demonstrate high levels of integrity, long-term focus, purpose and passion, teamwork (cooperation, not internal competition), and a focus on employee empowerment (driving fear out of the organization), as well as discipline with respect to capital allocation. The Adviser looks for companies that focus on these criteria both historically and on an ongoing basis and really lives with these companies as a long-term partner. Again, the Adviser is a long-term investor that seeks companies that satisfy its quality and valuation standards. The Adviser considers each company it invests in as a long-term partner.

When making an investment decision, the Adviser also considers the company’s performance with respect to environmental, social, and governance (ESG) factors. The Adviser has developed its own internal process for measuring companies’ performance relative to a set of ESG factors that the Adviser believes are a good indicator of long-term financial performance. Each company’s behavior as it relates to these ESG factors is unique, but the Adviser generally believes that environment-impacting actions and omissions (including externalizing costs, pollution/conservation, and sustainability in operations), transparency and accountable governance (such as board and officer compensation levels, transparency of reporting, and accountability in the event of rule-breaking), and a commitment to diversity, inclusiveness, empowerment and social justice are all indicators of whether a company adheres to the Adviser’s criteria. The Adviser believes positive ESG factors (such as environmental stewardship, community and societal well-being, corporate transparency, and ethical treatment of all stakeholders – not just shareholders) are often indicative of a company’s alignment with the Adviser’s investment criteria as stated above. The Fund, generally, seeks to avoid investing in companies that the Adviser deems inconsistent with these positive ESG factors because the Adviser believes that typically, companies that are extractive or that profit from social destruction or addictive products tend not to have long-term focus and tend not to have a non-monetary purpose or passion. The Adviser also believes that companies managed with long-term performance in mind are less likely to incur the many various liabilities associated with negative ESG factors, including, among others, exploitation of employees, communities, and the environment. Such liabilities can include employee and/or shareholder lawsuits and regulatory sanctions and/or fines. However, the Adviser’s internal ESG screening process does not automatically eliminate any type of company from investment. The ESG process is only one part of the Adviser’s overall investment analysis process.

Once companies are identified, the Adviser attempts to find buying opportunities at prices that represent a fair value for a long-term owner The Adviser’s qualitative review process is subjective and may result in investments in companies that do not satisfy all shareholders of the Fund.

The Fund, under normal market conditions, invests primarily in common stock from small, medium, and large capitalization U.S. companies that are selected for their long-term appreciation potential. While it is anticipated that the Fund invests across a range of industries, certain sectors such as the technology sector may, at times, be favored over others because the Adviser seeks best investment opportunities regardless of sector. The sectors in which the Fund may be over-weighted will vary at different points in the economic cycle. To a significantly lesser extent, the Fund may invest in fixed income securities (including debt securities that are considered speculative and are commonly referred to as “junk bonds”) and securities of foreign issuers, including issuers in emerging markets using the same fundamental research approach based on quality and price. When investing in fixed-income securities, the Fund does not attempt to maintain a certain duration. Duration is a measure of the sensitivity of the price of a fixed-income investment to a change in interest rates. For example, if interest rates move up 1 percentage point (1%) while the Fund’s duration is 4 years, the Fund’s share price would be expected to decline by 4%. The larger the duration number, the greater an investment’s sensitivity to changes in interest rates. In addition, the Fund may invest in other investment companies, such as money market funds and exchange-traded funds (“ETFs”), for cash management and other purposes, including to gain exposure to certain sectors of securities that are represented by ownership in ETFs. The Adviser limits to 5% the Fund’s total assets that may be invested in ETFs.

The Adviser generally will not engage in frequent trading of the Fund’s portfolio securities.

The Adviser may sell or reduce the Fund's position in a security when the facts or the original investment analysis have changed.

The Principal Risks of Investing in the Fund Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund. Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money. Risks of Small and Medium Capitalization Companies. The Fund invests in the stocks of small, medium, and large capitalization companies. Investments in small and medium capitalization companies may be riskier than investments in larger, more established companies. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience. Risks of Investing in Foreign Securities. Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement
Performance History

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare to those of a broad-based securities index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.tarkiofund.com.

Year by Year Return as of December 31st

For the periods included in the bar chart: Best Quarter 34.70%, 4th Quarter, 2020 Worst Quarter -27.65%, 4th Quarter, 2018
The Fund’s year to date return as of June 30, 2021 was 24.95%.
Average Annual Total Return as of December 31, 2020
Average Annual Total Returns - Tarkio Fund	1 Year	5 Years	Since Inception
Performance Measure Domain	27.00%	15.93%	11.82%
After Taxes on Distributions	26.75%	15.23%	11.35%
After Taxes on Distributions and Sales	15.99%	12.65%	9.66%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.33%	15.19%	14.15%

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.